Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of share-based payment arrangements [Abstract]
Summary of share option activity
A summary of the share option activity for the Company’s 2009 Equity Award Plan is presented below:

	Year Ended December 31,
	2018		2019		2020
	Number of options ('000)	Weighted average exercise price (US$)	Number of options ('000)	Weighted average exercise price (US$)	Number of options ('000)	Weighted average exercise price (US$)
Outstanding at January 1	48,252	$4.39	57,382	$4.81	64,874	$4.99
Granted	18,873	5.62	19,410	5.08	—	—
Exercised	(6,186)	3.74	(7,749)	3.65	(1,766)	3.41
Forfeited	(3,557)	5.24	(4,169)	5.35	(8,690)	5.51
Outstanding at December 31	57,382	$4.81	64,874	$4.99	54,418	$4.96
Exercisable at December 31	18,152	$5.00	22,214	$5.10	32,903	$4.85

Disclosure of range of exercise prices of outstanding share options
The range of exercise prices and the weighted average remaining contractual life of the above share options outstanding as at the dates indicated are as follows:

	December 31,
	2018		2019		2020
Range of exercise prices (US$)	Number of options outstanding ('000)	Weighted average remaining contractual life (years)	Number of options outstanding ('000)	Weighted average remaining contractual life (years)	Number of options outstanding ('000)	Weighted average remaining contractual life (years)
1.01 - 2.00	811	1.29	210	0.42	—	—
2.01 - 3.00	283	2.80	76	1.86	76	0.85
3.01 - 4.00	14,805	6.94	11,045	5.88	9,783	4.85
4.01 - 5.00	18,673	8.00	16,092	7.41	13,394	6.34
5.01 - 6.00	15,991	9.01	31,292	8.65	26,587	7.68
6.01 - 7.00	2,227	7.26	2,023	6.42	1,851	5.24
7.01 - 8.00	2,554	5.29	2,098	4.32	1,288	3.27
8.01 - 9.00	2,038	5.21	2,038	4.21	1,439	3.21
	57,382	7.64	64,874	7.49	54,418	6.53

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period
The fair value of each option grant was estimated on the grant date using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year ended December 31,
	2018	2019	2020
Expected volatility	36.0%	36.9%	—
Expected life (years)	4.7	4.8	—
Risk-free annual interest rate	1.7%	1.7%	—
Expected dividends	5.8%	5.0%	—
Weighted average share price at the date of grant (US$)	$5.58	$5.06	$—
Weighted average exercise price (US$)	$5.62	$5.08	$—
Weighted average fair value of each share option granted by the Company (US$)	$1.01	$1.03	$—

Disclosure of number and weighted average exercise prices of other equity instruments (Part 1)
A summary of the restricted share units under the 2009 Equity Award Plan and the 2019 Equity Award Plan is presented below:

	Year Ended December 31,
	2018		2019		2020
	Number of restricted share units ’000	Weighted average grant date fair value (US$)	Number of restricted share units ’000	Weighted average grant date fair value (US$)	Number of restricted share units ’000	Weighted average grant date fair value (US$)
Unvested at January 1	—	$—	—	$—	1,407	$4.99
Granted	—	—	1,412	4.99	2,337	4.11
Vested	—	—	—	—	(244)	4.09
Forfeited	—	—	(5)	4.99	(137)	4.97
Unvested at December 31	—	$—	1,407	$4.99	3,363	$4.44

Disclosure of number and weighted average exercise prices of other equity instruments (Part 2)

	Year ended December 31,
	2018
	Number of restricted share units ('000)	Weighted average grant date fair value (US$)
Cash-settled which were previously equity settled
Unvested at January 1	852	$7.51
Vested	(852)	7.51
Unvested at December 31	—	$—